Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Derivatives Designated As Hedging Instruments - Foreign Exchange Contracts - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2021	$ 110,348	$ 12,602
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	$ (32,949)	$ 41,787